Trading portfolio (Table)	12 Months Ended
Dec. 31, 2019
11. Trading Portfolio
Trading portfolio
	Barclays Bank Group
	2019	2018
	£m	£m
Debt securities and other eligible bills	51,881	57,134
Equity securities	56,000	39,565
Traded loans	5,378	7,234
Commodities	78	105
Trading portfolio assets	113,337	104,038

Debt securities and other eligible bills	(22,038)	(24,125)
Equity securities	(13,174)	(12,489)
Trading portfolio liabilities	(35,212)	(36,614)